Subsequent Events (Fair Value of Investments and Continuing Involvement with Investees) (Details) (Seadrill Partners LLC, Subsequent Event, USD $) In Millions, unless otherwise specified	Jan. 02, 2014
Subsequent Event [Line Items]
Fair value of investment in Seadrill Partners	$ 3,724
Common Unit
Subsequent Event [Line Items]
Fair value of investment in Seadrill Partners	671	[1]
Subordinated Units
Subsequent Event [Line Items]
Fair value of investment in Seadrill Partners	427	[2]
Incentive Distribution Rights
Subsequent Event [Line Items]
Fair value of investment in Seadrill Partners	244	[3]
Direct Ownership Interest
Subsequent Event [Line Items]
Fair value of investment in Seadrill Partners	$ 2,382	[4]

[1]	Common units (marketable securities)As of the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company's holding in the voting common units of Seadrill Partners will be accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent a ‘common stock’ interest as defined by US GAAP. These securities will be recognized on January 02, 2014 at the quoted market price and re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity unless a realized loss is considered "other-than-temporary", in which case it is transferred to the statement of operations. Dividend income from the Common units will be recognized in the consolidated statement of operations.
[2]	Subordinated unitsAs of the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Seadrill Partners will be accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except for the removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units. The fair value of the subordinated units, on January 02, 2014, was determined based on the quoted market price of the listed common units as of the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company will recognize its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the ‘Share in results of associated companies’ line in the consolidated statement of operations. Dividends are recognized as a reduction in investment carrying value.
[3]	Seadrill Member Interest and IDRsThe Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the incentive distribution rights (IDRs) in Seadrill Partners will be accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. The fair value of Company's interest in the Seadrill Member and the attached IDRs as of January 02, 2014 was determined using a Monte Carlo simulation method. The method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the common units as of the deconsolidation date. Distributions to the IDRs will be recognized in the consolidated statement of operations.
[4]	Direct Ownership interestsThe Company holds the following ownership interests in entities controlled by Seadrill Partners:•70% ownership in Seadrill Operating LPSeadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners. The Company's limited partner interests will be accounted for under the equity method as the Company is deemed to have significant influence over Seadrill Operating LP by virtue of Seadrill’s representation on the board of Seadrill Partners.•49% ownership in Seadrill Capricorn Holdings LLCSeadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock. The Company’s 49% holding will be accounted for under the equity method, as the Company is deemed to have significant influence over Seadrill Capricorn Holdings by virtue of Seadrill’s representation on the board of Seadrill Partners.•39% ownership of Seadrill Deepwater Drillship Ltd. and 39% (indirect) ownership of Seadrill Mobile Units (Nigeria) Ltd.The Company holds a 39% direct ownership interest in Seadrill Deepwater Drillship Ltd. and a 39% indirect ownership of Seadrill Mobile Units Ltd., through its 100% subsidiary Seadrill UK Ltd. Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock. The equity method of accounting will be applied for both investments, as the Company is deemed to have significant influence by virtue of the Company’s representation on the board of Seadrill Partners.The fair values of the four ownership interests described above have been determined using discounted cash-flow (“DCF”) methodology, using cash-flow forecasts and a discount rate of 7.7% which is deemed to be representative for a market participant. (b) Gain on retained investmentThe entire gain on deconsolidation relates to the re-measurement of the retained investments.(c) Accounting for basis differencesThe Company’s investments that are accounted for under the equity method (subordinated units and direct ownership interests) are recognized at fair value. Basis differences therefore exist between the fair value of the investments and the underlying carrying values of the investees’ net assets at the date of deconsolidation. An exercise will be performed to allocate these basis differences to identifiable assets and liabilities, with any residual recognized as goodwill. Differences allocated to depreciable or amortizable assets or liabilities will be amortized over the estimated useful economic life of the underlying assets and liabilities. This amortization will be recognized in the consolidated statement of operations in the ‘Share in results from associated companies’ line.